WORLDWIDE INDEX FUNDSSM

Supplement dated September 1, 1999 to
the Prospectus dated September 1, 1998

This supplement supercedes and replaces any existing supplements to the Prospectus. This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

(All page numbers are in reference to the prospectus, unless otherwise noted)

Effective September 1, 1999, I Class shares of the Funds will no longer be offered for sale to new or existing shareholders (except for the reinvestment of distributions). Existing I Class shares of a Fund may be exchanged into R Class shares (but not I Class shares) of any Fund, subject to the procedures set forth under Exchanges below.

Effective September 1, 1999, shares of the Australia Index Fund, Netherlands Index Fund, Sweden Index Fund and Switzerland Index Fund will no longer be offered for sale to new or existing shareholders (except for the reinvestment of distributions).

Effective September 1, 1999, the Europe Index Fund will purchase only R Class shares of the following Country Index Funds: France, Germany, Italy, Spain and United Kingdom (collectively, the "European Country Index Funds"). The International Index Fund will purchase only R Class shares of the European Country Index Funds and the Hong Kong and Japan Country Index Funds. Neither the Europe Index Fund nor the International Index Fund will purchase shares of the Australia Index Fund, the Netherlands Index Fund, the Sweden Index Fund or the Switzerland Index Fund.

On page 2, delete the second full paragraph in the second column, and replace with the following:

Each Fund of Index Funds will purchase R Class shares of its underlying Country Index Funds and will allocate its investments in proportion to the relative equity market capitalization of the countries represented (the "Allocation Method"). For example, in the case of the Europe Index Fund, if the total capitalization of Spain's equity market were to equal 5% of the combined capitalization of the underlying countries in the Fund, the Fund will seek to invest 5% of its assets in R Class shares of the Spain Index Fund. Each Fund of Index Funds will reallocate its investments on a continuous basis. Each Fund of Index Funds uses country capitalization figures published by the Financial Times when calculating allocation percentages under the Allocation Method.

On page 4, delete the Shareholder Fees and Annual Fund Operating Expenses tables at the bottom of the page and replace with the following:

Shareholder Fees
	R Class

	Country	Funds of
	Index Funds	Index Funds
Maximum Sales Charge (Load) Imposed
On Purchase (as a percentage of offering price)		None		None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (as a percentage of
net asset value)						None		None

Purchase Fee+	.50%	.50%	.


Annual Fund Operating Expenses++
(expenses that are deducted from Fund assets)
	R Class

	Country	Funds of
	Index Funds	Index Funds
Management Fees	.50%	0.0%
Other Expenses*	.75%	1.30%
	Underlying Fund Expenses	None	1.25%
	Miscellaneous	.75%		.05%
TOTAL ANNUAL FUND OPERATING EXPENSES	1.25%		1.30%

+ The purchase fee is deducted from all purchases, but not from reinvested dividends or capital gains distributions.
++ The Advisor commits, by waiving its fees and reimbursing expenses as necessary, to limit each Country Index Fund's total expense ratio and each Funds of Index Funds' total expense ratio,including the Underlying Fund Expenses, to no greater than 0.99% for R Class shares over a calendar year until December 31, 2001. Fee waivers and/or expense reimbursements are voluntary.
The Advisor reserves the right to terminate any waiver and/or reimbursement at any time after
December 31, 2001, without notice.
* Other Expenses are based on estimated amounts for the current fiscal year. For R CLASS shares,
0.25% of Other Expenses is a shareholder servicing fee.

On page 7, delete the FUNDS OF INDEX FUNDS table at the bottom of the page and replace with the following:

FUNDS OF INDEX FUNDS
Funds of	Underlying Country Index Funds
Index Funds	(and approximate allocation percentages as of August 31, 1999)
	Europe		* France Index Fund (18.09%)	* Spain Index Fund
(5.40%)
	Index Fund	* Germany Index Fund (17.73%)	* United Kingdom Index Fund
(49.96%)
		* Italy Index Fund (8.82%)
	International	* France Index Fund (10.93%)	* Japan Index Fund
(35.91%)
	Index Fund	* Germany Index Fund (10.71%)	* Spain Index Fund (3.26%)
			* Hong Kong Index Fund (3.69%)	* United Kingdom Index
Fund (30.17%)
		* Italy Index Fund (5.33%)


Under the sub-heading Futures Contracts/Options/Swaps on page 9, insert the following paragraph at the end of the section:

Certain futures contracts may require a minimum investment by a Fund. The Funds may borrow money to purchase these contracts. Borrowing money for investment purposes, also known as leverage, is a speculative technique which increases a Fund's investment risk. For more information on borrowing, see "Borrowing" in the SAI.

Under the sub-headings Classes on page 10, and Purchase of Shares on page 11, insert the following:

The minimum initial investment is changed to $1,000 for R Class shares of any Fund, including individual retirement accounts ("IRAs") and Roth IRAs.

Under the sub-heading Redemption of Shares on page 13, delete the italicized paragraph in the second column.

Under the sub-heading Procedures for Redemptions on page 13, insert the following:

The time by which telephone redemption requests must be made is changed to 4:00 p.m., Eastern Time (1:00 p.m., Pacific Time), on any Business Day.

Following the paragraph under the sub-heading Transactions Over the Telephone on page 14, insert the following:

Exchanges

You may exchange R Class shares or I Class shares of a Fund for R Class shares of any other Fund. Exchanges will be based on the respective net asset values of the shares involved. Exchanges may be made by letter or by telephone subject to the procedures set forth below. There will be no purchase fee charged for exchanges.

Money Market Fund Option -- You may also exchange R Class and I Class shares of any Fund for shares of a money market fund, the Government Obligations Fund managed by Federated Management (the "Money Market Fund"). Shares of the Money Market Fund may then be exchanged for shares of any Fund. No purchase fee will be charged on exchanges of assets that have previously been invested in the Funds and were charged a purchase fee. Assets that have not been invested previously in a Fund will be charged a purchase fee the first time they are invested in a Fund through either a purchase or an exchange. Information regarding the Money Market Fund is found in a separate prospectus which is available from the Distributor. You should review the Money Market Fund prospectus before making any investment. Nonetheless, to the extent that this supplement conflicts with any disclosure in the Money Market Fund prospectus, this supplement shall govern.

Please note that orders for purchases, redemptions and exchanges must be received by 4:00 p.m. Eastern Time. Purchases of, and exchanges into, shares of the Money Market Fund are subject to a $1,000 minimum investment limit. When purchasing shares of the Money Market Fund, federal funds received before 4:00 p.m. Eastern Time will begin earning dividends on the next business day and will earn dividends through the day of redemption.
Proceeds from redemption requests made before 4:00 p.m. Eastern Time will be wired the next business day. If shares are purchased by check, funds will not be available for redemptions until the purchase payment has been collected, which may take up to 10 business days from the purchase date.

Exchange Procedures -- To exchange your shares, you (or your Financial
 Intermediary) need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Funds involved in the exchange transaction. Exchanges may be made only between identically registered accounts.

Exchange orders for exchanges into another Fund must be received by 4:00 p.m. , Eastern Time. The exchange privilege may be modified or discontinued at any time.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



WORLDWIDE INDEX FUNDSSM

Supplement dated September 1, 1999 to
the Statement of Additional Information
dated September 1, 1998

This supplement supercedes and replaces any existing supplements to the Statement of Additional Information. This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information.

Under the Funds of Index Funds sub-heading within the main heading, THE FUNDS AND COUNTRY SPECIFIC ECONOMIC CONSIDERATIONS, delete the first paragraph describing the Europe Index Fund and replace with the following:

The Europe Index Fund is a "fund of funds" which invests in shares of the France, Germany, Italy, Spain and United Kingdom Country Index Funds (collectively, the "European Country Index Funds"). The Europe Index Fund seeks long-term capital appreciation in line with local market equity returns of those European countries in which the underlying Country Index Funds
invest.   The Europe Index Fund invests in its underlying Country Index Funds in proportion to the relative equity market capitalization of the countries represented by the underlying Country Index Funds. The Europe Index Fund seeks to reduce or eliminate the impact of currency fluctuation by investing in the Country Index Funds which are hedged against such risk. The Fund will be subject to the country-specific economic considerations and risks associated with each of the underlying Country Index Funds in its portfolio.

Five paragraphs below the above mentioned paragraph, delete the paragraph that first describes the International Index Fund, and replace with the following:

The International Index Fund is a "fund of funds" which invests in shares of the five European Country Index Funds and the Hong Kong and Japan Country Index Funds. The International Index Fund seeks long-term capital appreciation in line with local market equity returns of those countries in
which the underlying Country Index Funds invest.   The International Index
Fund invests in its underlying Country Index Funds in proportion to the relative equity market capitalization of the countries represented by the underlying Country Index Funds. The International Index Fund seeks to reduce or eliminate the impact of currency fluctuation by investing in the Country Index Funds which are hedged against such risk. The Fund will be subject to the country-specific economic considerations and risks associated with each of the underlying Country Index Funds in its portfolio.

Delete the paragraph titled Funds of Index Funds, immediately before the main heading INVESTMENT TECHNIQUES, and replace with the following:

Funds of Index Funds. The Europe Index Fund and International Index Fund are "funds of funds" (the "Funds of Index Funds") which will purchase only R Class shares of a particular group of Country Index Funds. The Funds of Index Funds seek long-term capital appreciation in line with local market equity returns of the group of countries in which the underlying Country Index Funds invest. The Funds of Index Funds seek to reduce or eliminate the impact of currency fluctuation by investing in the Country Index Funds which are hedged against such risk. The above stated investment objective of each Fund of Index Funds is a fundamental policy and cannot be changed without the approval of the holders of a majority of the respective Fund of Index Fund's voting securities.

The Europe Index Fund will invest in the following Country Index Funds:
France, Germany, Italy, Spain and United Kingdom (collectively, the "European Country Index Funds"). The International Index Fund will invest in the European Country Index Funds and the Hong Kong and Japan Country Index Funds. Each Fund of Index Funds invests in its underlying Country Index Funds in proportion to the relative equity market capitalization of the countries represented by the underlying Country Index Funds.


PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.